Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share Based Payment Expense
The total share-based payment expense is as follows:

Share-based payment expenses	Six Months Ended June 30,
	2026	2025
	$	$
Stock options	1,391,251	-
Restricted stock units	1,752,518	-
Share-based payment expenses	3,143,769	-

Schedule of Fair Value of the Options on the Grant Date Using the Black-scholes Option Pricing Model
The fair value of the options was determined on the grant date using the Black-Scholes option pricing model and using the following key assumptions:

	2026 stock options grant	2025 stock options grant
Risk free rate	3.74% to 3.75%	3.60% to 3.62%
Expected volatility	75%	65%
Expected life:
Tranche 1	2.7 years	2.61 years
Tranche 2	3 years	3 years
Tranche 3	3.5 years	3.49 years
Expected dividend yield	-	-
Forfeiture rate	-	-
Share Price	$5.57	$4.56

Schedule of Share Options

	Stock Options	Weighted average exercise price
Balance as at January 1, 2025	-	-
Granted	1,583,085	$4.40
Balance as at December 31, 2025	1,583,085	$4.40
Granted	1,164,597	$4.81
Forfeited	(54,839)	$4.40
Exercised	(10,918)	$4.40
Balance as at June 30, 2026	2,681,925	$4.58
Exercisable as at June 30, 2026	506,551	$4.40

Schedule of Fair Value of Restricted Stock Units

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2025	1,666,667	6.21
Granted	1,500,000	3.68
Canceled	(1,500,000)	6.21
Outstanding as at December 31, 2025	1,666,667	3.93
Granted	-	-
Vested and exercised	(419,334)	3.68
Outstanding as at June 30, 2026	1,247,333	4.02

Schedule of Fair Value of Earnouts Granted
The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations using the following key assumptions:

Assumption	June 30, 2026	December 31, 2025
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates	Zero coupon curve based on United States Dollar Swap rates
Share Price	$3.88	$4.27
Equity Volatility	75%	70%
Dividend Yield	-%	-%
Credit Spread	18.6%	17.8%

Key inputs
Valuation Date	August 8, 2025 (date of signing)
Maturity Date	August 8, 2030
Share Price	$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE
Strike Price	$5.42/share; being 125% of the Share Price
Risk-free Rate	3.73%
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants

Key inputs
Valuation Date	June 29, 2026 (date of signing)
Maturity Date	June 29, 2031
Share Price	$3.96 (closing share price on 26 June 2026)
Strike Price	$6.25/share
Risk-free Rate	3.82%
Equity Volatility	75%, based on review of the historical volatility (rounded) of Lifezone and a group of industry peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052